Investment Strategy - Morgan Dempsey Large Cap Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in dividend paying companies that the Fund’s sub-adviser, Morgan Dempsey Capital Management, LLC (the “Sub-Adviser”), believes are attractively valued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies, which it defines as companies larger than $25 billion in market capitalization. The Fund intends to typically have a weighted average market capitalization of $50 billion or larger but does have the ability to include companies with market capitalizations as small as $3 billion at the time of purchase. It is expected that the Fund will generally hold 30 to 75 stocks (including Real Estate Investment Trusts (“REITs”) and American Depositary Receipts (“ADRs”)) at any one time. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment recommendations based on the results of its fundamental research of individual companies. To identify portfolio investments, the Sub-Adviser has developed the following multi-step investment process:
Step 1: First, the Sub-Adviser screens all publicly traded stocks listed on a U.S. exchange to identify companies with a market capitalization of at least $3 billion and a valuation profile that is attractive. After the completion of the screening process, the Investment Universe will generally consist of approximately 700-900 companies.
Step 2: The Sub-Adviser favors companies that have historically demonstrated the willingness to pay dividends. In particular, the Sub-Adviser favors companies that supported dividend payouts through historical difficult times (e.g., the 2008 financial crisis and the global COVID pandemic). The Sub-Adviser does not incorporate dividend payout ratios in its investment process, but, rather, considers free cash flow to be a more important factor in determining the ability of a company to support and grow dividends for investors.
Step 3: The Sub-Adviser defines “value” as any company that trades lower than the company’s historical valuation history and/or if the company trades at a lower valuation than other peer companies in the same industry at the time of purchase. The Sub-Adviser utilizes a matrix of various valuation measurements in the valuation assessment process. Some of the valuation metrics generally incorporated into the process are price to earnings, price to book value, price to cash flow, price to sales, enterprise value to EBITDA (earnings before interest, taxes, depreciation, and amortization), enterprise value to sales and dividend yield. A company needs to price attractively on one or more of these measurements to be considered a “value” company by the Sub-Adviser.
Step 4: The Sub-Adviser favors companies that are embarking on initiatives to address issues that have caused their stocks to trade at a valuation discount to their past multiples and/or those of their respective industry. The Sub-Adviser expects these initiatives to provide a catalyst for future improvement. Examples of such initiatives may include: selling non-core pieces of the business, investing in higher growth divisions of the organization, acquiring companies that serve as a strategic fit to enhance growth, expansion of business lines into new unexplored markets, and investing in technology that creates greater economies of scale that translates into higher margins. While this is not an exhaustive list, the Sub-Adviser believes these initiatives represent common ways that management can improve the future growth of a company. This catalyst is ideally generated from initiatives within the company to create future revenue and profit growth that will generate a higher multiple for the stock. The Sub-Adviser looks to identify companies with a sustainable catalyst that will benefit investors for multiple years, rather than relying solely on expense reductions or other short-term solutions.
The Sub-Adviser expects that the Fund’s portfolio will be primarily composed of the common stock of U.S. companies or REITs, although the Fund may invest up to 20% of its assets in ADRs. ADRs are certificates evidencing ownership of securities of a foreign issuer. The certificates are issued by depositary banks and the underlying securities are held in trust by a custodian bank or similar institution. ADRs may be purchased on securities exchanges or directly from dealers. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted relative to its benchmark because the Sub-Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser will generally sell or reduce the Fund’s holding in a portfolio investment if the company eliminates its dividend, there is a material change in the company’s catalyst or business model or if the stock’s valuation makes the security, in the Sub-Adviser’s view, overvalued relative to other potential investments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies, which it defines as companies larger than $25 billion in market capitalization.